S-K 1602(a)(4) Forepart, Adjusted NTBV - $ / shares	Dec. 04, 2025	Oct. 31, 2025
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ 6.24
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.24
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.26
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.26
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.60
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.60
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		0.13
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		0.11
Offering Price of 9.09 Per Unit [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.88
Offering Price of 9.09 Per Unit [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.89
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.76
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.76
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.74
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.74
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.40
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.40
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		9.87
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ 9.89
No Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 6.88
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.24
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.26
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	3.60
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	0.13
Full Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.89
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.24
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.26
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	3.60
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 0.11